Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)(1)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2)	Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)	Net Income ($ in Millions) (h)(4)	Adjusted Operating Profit (i)(4,5)
2023	$9,392,843	$5,523,306	$4,841,783	$5,109,656	$96.74	$106.52	$839	$305.9

Named Executive Officers, Footnote	For 2023, the PEO is Jennifer Honeycutt. The non-PEO NEOs in 2023 were Messrs. Ralhan and Byström and Mses. Aquino and Stein.
Peer Group Issuers, Footnote	Reflects TSR indexed to $100 for each of the Company and the S&P 500 Industrials Index.
PEO Total Compensation Amount	$ 9,392,843
PEO Actually Paid Compensation Amount	$ 5,523,306
Adjustment To PEO Compensation, Footnote	To calculate CAP (columns (c) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:

Fiscal Year	PEO 2023	Non-PEO NEOs 2023
SCT Total	$9,392,843	$4,841,783
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,485,882)	($3,335,077)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,189,192	$3,749,574
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($2,808,606)	($110,925)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($764,241)	($35,700)
Compensation Actually Paid	$5,523,306	$5,109,656
The fair value of option awards used in the calculation of CAP was determined using the Black-Scholes option pricing model, in accordance with ASC 718. The assumptions used in this calculation are not materially different than those used for purposes of the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 4,841,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,109,656
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP (columns (c) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:

Fiscal Year	PEO 2023	Non-PEO NEOs 2023
SCT Total	$9,392,843	$4,841,783
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,485,882)	($3,335,077)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,189,192	$3,749,574
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($2,808,606)	($110,925)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($764,241)	($35,700)
Compensation Actually Paid	$5,523,306	$5,109,656
The fair value of option awards used in the calculation of CAP was determined using the Black-Scholes option pricing model, in accordance with ASC 718. The assumptions used in this calculation are not materially different than those used for purposes of the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay Versus Performance Table
The amounts set forth in the PVP Table above illustrate, for the 2023 year, the "compensation actually paid" to our CEO and other NEOs and our total shareholder return, net income and adjusted operating income. As we became a reporting company in 2023, we are not required to provide disclosure of any previous years. In future disclosure, as additional years are added to the table, we will be able to demonstrate how our NEO compensation correlates to these measures.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay Versus Performance Table
The amounts set forth in the PVP Table above illustrate, for the 2023 year, the "compensation actually paid" to our CEO and other NEOs and our total shareholder return, net income and adjusted operating income. As we became a reporting company in 2023, we are not required to provide disclosure of any previous years. In future disclosure, as additional years are added to the table, we will be able to demonstrate how our NEO compensation correlates to these measures.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay Versus Performance Table
The amounts set forth in the PVP Table above illustrate, for the 2023 year, the "compensation actually paid" to our CEO and other NEOs and our total shareholder return, net income and adjusted operating income. As we became a reporting company in 2023, we are not required to provide disclosure of any previous years. In future disclosure, as additional years are added to the table, we will be able to demonstrate how our NEO compensation correlates to these measures.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay Versus Performance Table
The amounts set forth in the PVP Table above illustrate, for the 2023 year, the "compensation actually paid" to our CEO and other NEOs and our total shareholder return, net income and adjusted operating income. As we became a reporting company in 2023, we are not required to provide disclosure of any previous years. In future disclosure, as additional years are added to the table, we will be able to demonstrate how our NEO compensation correlates to these measures.

Tabular List, Table	Adjusted Operating Profit (non-GAAP) •Core Revenue Growth (non-GAAP)
Total Shareholder Return Amount	$ 96.74
Peer Group Total Shareholder Return Amount	106.52
Net Income (Loss)	$ 839,000,000
Company Selected Measure Amount	305,900,000
PEO Name	Jennifer Honeycutt
Additional 402(v) Disclosure
Adjusted Operating Profit and Core Revenue Growth are equally weighted metric used to determine Company performance under our 2023 executive annual cash incentive compensation program. The Committee weights the two metrics most heavily in the Company performance formula because it believes Adjusted Operating Profit measures profitable growth for the company and Core revenue growth provides incentive to grow the business organically. For our 2024 annual incentive plan, Adjusted Operating Profit will make up 50% of our company financial factor compared with 30% for core revenue growth (Free Cash Flow Conversion accounts for the remaining 20%). Accordingly, Adjusted Operating Profit is the Company-selected measure included in the tables that follow.
Values are shown in millions.Please see page 44 for a definition of Adjusted Operating Income. Values shown reflect Adjusted Operating Income as calculated for purposes of our executive compensation program for the applicable reporting year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit (non-GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Core Revenue Growth (non-GAAP)
PEO | Equity Award Grant Date Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,485,882)
PEO | Equity Awards, Unvested And Outstanding, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,189,192
PEO | Equity Awards, Unvested And Outstanding Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,808,606)
PEO | Equity Awards, Vested, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(764,241)
Non-PEO NEO | Equity Award Grant Date Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,335,077)
Non-PEO NEO | Equity Awards, Unvested And Outstanding, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,749,574
Non-PEO NEO | Equity Awards, Unvested And Outstanding Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,925)
Non-PEO NEO | Equity Awards, Vested, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,700)